CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended		41 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012
Revenue
Diagnostic Testing Service	$ 104,011	$ 0	$ 376,696	$ 0	$ 376,696
Product Sales	1,565	0	6,690	0	8,190
Total Revenue	105,576	0	383,386	0	384,886
Cost of Revenue
Diagnostic Testing Service	(9,000)	0	(29,985)	0	(29,985)
Product Sales	0	0	0	0	(5,164)
Total Cost of Revenue	(9,000)	0	(29,985)	0	(35,149)
Loss on Reduction of Inventory to LCM	(6,077)	0	(29,884)	0	(121,910)
Gross Profit	90,499	0	323,517	0	227,827
Selling expenses	(87,704)	0	(281,971)	0	(455,026)
General and Administrative expenses	(1,138,467)	(1,274,189)	(3,405,198)	(2,231,906)	(7,766,497)
Total operating expenses	(1,226,171)	(1,274,189)	(3,687,169)	(2,231,906)	(8,221,523)
Operating Loss	(1,135,672)	(1,274,189)	(3,363,652)	(2,231,906)	(7,993,694)
Interest Income	46	2,267	1,219	3,428	6,588
Interest Expense	(7,756)	(758)	(11,816)	(8,388)	(38,947)
Net Loss before Income Taxes	(1,143,382)	(1,272,680)	(3,374,249)	(2,236,866)	(8,026,053)
Income Taxes	0	0	0	0	250
Net Loss	$ (1,143,382)	$ (1,272,680)	$ (3,374,249)	$ (2,236,866)	$ (8,026,303)
Loss per common share - basic and diluted (in dollars per share)	$ (0.10)	$ (0.11)	$ (0.30)	$ (0.27)	$ (1.05)
Weighted average shares outstanding, basic & diluted (in shares)	11,256,867	11,256,867	11,256,867	8,394,219	7,657,400